Performance Management	Nov. 11, 2025
21Shares FTSE Crypto 10 Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.21shares.com.
Performance One Year or Less [Text]	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.21shares.com
21Shares FTSE Crypto 10 ex-BTC Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.21shares.com.
Performance One Year or Less [Text]	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.21shares.com